Accrued Expenses and Other Liabilities (Tables)	12 Months Ended
Dec. 31, 2020
Accrued Liabilities and Other Liabilities [Abstract]
Schedule of Accrued Expenses and Other Liabilities

	As at December 31
	2019	2020	2020
	RMB	RMB	US$
Current portion:
Customer advances*	79,608	191,357	29,327
Salary and welfare payable	136,762	117,506	18,009
Purchase of property and equipment	609,363	181,038	27,745
Acquisition of equity investments	15,500	—	—
Accrued expenses	67,027	44,559	6,829
Other tax and surcharges payable	10,608	25,227	3,866
Deferred government grants	7,919	10,321	1,582
Individual income tax payable** (Note 6)	—	231,377	35,460
Others***	22,426	43,989	6,741

	949,213	845,374	129,559

Non-current portion:
Deferred government grants	—	7,020	1,076
Others***	—	33,558	5,143

	—	40,578	6,219

*
The amount represents contract liabilities for rendering of services. The increase in customer advances as compared to the year ended December 31, 2019 is a result of the increase in consideration received from the Group’s customers.

**	Represents IIT payable to the tax bureau on behalf of certain employees related to their exercise and vesting of share-based awards.
***
In July 2020, the Company received a reimbursement of
US$7,469
(equivalent to
RMB48,734)
from the depository for the establishment and maintenance of the ADS program (“ADS Reimbursement”). As of December 31, 2020,
RMB10,083 (US$1,545) and RMB33,558 (US$5,143)
were included in the current portion and non-current portion of accrued expenses and other liabilities, respectively. The ADS Reimbursement will be released to the consolidated statements of comprehensive loss in equal amounts over the ADS program term.